PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	$ 1,585,635	$ 3,720,556
Property, plant and equipment at end of period	1,685,181	1,585,635	$ 3,720,556
Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	231,901	374,766
Property, plant and equipment at end of period	249,493	231,901	374,766
Building
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	372,655	1,865,565
Property, plant and equipment at end of period	384,908	372,655	1,865,565
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	11,898	84,994
Property, plant and equipment at end of period	103,522	11,898	84,994
Production & development equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	704,314	1,036,688
Property, plant and equipment at end of period	650,784	704,314	1,036,688
Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	131,948	173,484
Property, plant and equipment at end of period	157,827	131,948	173,484
Computer software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	27,666	57,432
Property, plant and equipment at end of period	40,256	27,666	57,432
Office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	105,253	127,627
Property, plant and equipment at end of period	98,391	105,253	127,627
COST
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	3,205,281	5,597,987	4,334,058
Additions during the year	505,667	656,170	2,143,128
Disposals, property, plant and equipment		(3,288,173)
Cumulative translation adjustment	268,962	239,297	(879,199)
Property, plant and equipment at end of period	3,979,910	3,205,281	5,597,987
COST | Land
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	231,901	374,766	178,734
Additions during the year			253,198
Disposals, property, plant and equipment		(157,791)
Cumulative translation adjustment	17,592	14,926	(57,166)
Property, plant and equipment at end of period	249,493	231,901	374,766
COST | Building
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	407,555	2,200,804	1,741,422
Additions during the year		89,263	805,810
Disposals, property, plant and equipment		(1,994,191)
Cumulative translation adjustment	30,916	111,679	(346,428)
Property, plant and equipment at end of period	438,471	407,555	2,200,804
COST | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	38,648	118,009	35,428
Additions during the year	127,181		93,361
Disposals, property, plant and equipment		(84,808)
Cumulative translation adjustment	4,109	5,447	(10,780)
Property, plant and equipment at end of period	169,938	38,648	118,009
COST | Production & development equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	1,388,117	1,870,715	1,318,982
Additions during the year	146,388	409,899	833,690
Disposals, property, plant and equipment		(964,018)
Cumulative translation adjustment	115,223	71,521	(281,957)
Property, plant and equipment at end of period	1,649,728	1,388,117	1,870,715
COST | Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	429,147	431,090	457,713
Additions during the year	77,518	28,765	52,914
Disposals, property, plant and equipment		(45,641)
Cumulative translation adjustment	37,257	14,933	(79,537)
Property, plant and equipment at end of period	543,922	429,147	431,090
COST | Computer software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	425,142	326,358	297,553
Additions during the year	145,424	128,243	80,455
Disposals, property, plant and equipment		(41,724)
Cumulative translation adjustment	41,707	12,265	(51,650)
Property, plant and equipment at end of period	612,273	425,142	326,358
COST | Office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	284,771	276,245	304,226
Additions during the year	9,156		23,700
Cumulative translation adjustment	22,158	8,526	(51,681)
Property, plant and equipment at end of period	316,085	284,771	276,245
ACCUMULATED DEPRECIATION
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,619,646)	(1,877,431)	(1,680,787)
Depreciation for the year	534,545	755,734	503,709
Disposals, property, plant and equipment		(1,082,318)
Cumulative translation adjustment	(140,538)	(68,799)	307,065
Property, plant and equipment at end of period	(2,294,729)	(1,619,646)	(1,877,431)
ACCUMULATED DEPRECIATION | Building
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(34,900)	(335,239)	(343,295)
Depreciation for the year	15,484	77,205	51,010
Disposals, property, plant and equipment		(395,674)
Cumulative translation adjustment	(3,179)	(18,130)	59,066
Property, plant and equipment at end of period	(53,563)	(34,900)	(335,239)
ACCUMULATED DEPRECIATION | Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(26,750)	(33,015)	(958)
Depreciation for the year	35,702	50,101	34,119
Disposals, property, plant and equipment		(57,933)
Cumulative translation adjustment	(3,964)	(1,567)	2,062
Property, plant and equipment at end of period	(66,416)	(26,750)	(33,015)
ACCUMULATED DEPRECIATION | Production & development equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(683,803)	(834,027)	(694,265)
Depreciation for the year	254,794	402,426	270,231
Disposals, property, plant and equipment		(584,186)
Cumulative translation adjustment	(60,347)	(31,536)	130,469
Property, plant and equipment at end of period	(998,944)	(683,803)	(834,027)
ACCUMULATED DEPRECIATION | Computer hardware
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(297,199)	(257,606)	(222,154)
Depreciation for the year	64,166	61,645	78,158
Disposals, property, plant and equipment		(29,746)
Cumulative translation adjustment	(24,730)	(7,694)	42,706
Property, plant and equipment at end of period	(386,095)	(297,199)	(257,606)
ACCUMULATED DEPRECIATION | Computer software
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(397,476)	(268,926)	(279,427)
Depreciation for the year	140,652	137,682	36,817
Disposals, property, plant and equipment		(14,779)
Cumulative translation adjustment	(33,889)	(5,647)	47,318
Property, plant and equipment at end of period	(572,018)	(397,476)	(268,926)
ACCUMULATED DEPRECIATION | Office equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(179,518)	(148,618)	(140,688)
Depreciation for the year	23,747	26,675	33,374
Cumulative translation adjustment	(14,429)	(4,225)	25,444
Property, plant and equipment at end of period	$ (217,694)	$ (179,518)	$ (148,618)